PENSIONS (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The Company uses a measurement date of December 31 for its pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2011	2010	2009
Service cost	459	485	480
Interest cost	2,729	2,891	2,742
Expected return on plan assets	(1,168)	(1,197)	(1,130)
Recognized actuarial loss	985	954	718
Net periodic benefit cost	3,005	3,133	2,810

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2011	2010
Reconciliation of benefit obligation:
Benefit obligation at January 1	51,056	51,233
Service cost	459	485
Interest cost	2,729	2,891
Actuarial loss	1,751	1,492
Foreign currency exchange rate changes	(114)	(358)
Benefit payments	(3,451)	(4,687)
Benefit obligation at December 31	52,430	51,056

Reconciliation of fair value of plan assets

(in thousands of $)	2011	2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	17,605	18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2011			December 31, 2010
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,839)	(42,591)	(52,430)	(10,083)	(40,973)	(51,056)
Fair value of plan assets	8,251	6,595	14,846	8,658	8,947	17,605
Funded status at end of year	(1,588)	(35,996)	(37,584)	(1,425)	(32,026)	(33,451)

(in thousands of $)	2011	2010
Projected benefit obligation	(52,430)	(51,056)
Fair value of plan assets	14,846	17,605
Funded status (1)	(37,584)	(33,451)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2011 and 2010.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.

Pensions:
Asset allocation of retirement schemes
The fair value of the Company's plan assets, by category, as of December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Equity securities	10,051	12,758
Debt securities	2,267	2,420
Cash	2,528	2,427
	14,846	17,605

Amounts recognized in accumulated other comprehensive income
As at December 31, 2011 and 2010, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(19,462)	(20,964)
Losses associated with pensions, net of tax recoveries of $0.4 million (2010: $nil)	(15,486)	(12,347)
Accumulated other comprehensive loss	(34,948)	(33,311)
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347

Expected contributions to pension schemes	The Company is expected to make the following contributions to the schemes during the year ended December 31, 2012, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

Expected pension disbursements
The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2012	231	3,000
2013	231	3,000
2014	231	3,000
2015	231	3,000
2016	231	3,000
2017 - 2021	2,079	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Rate of compensation increase	2.52%	3.48%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.49%	3.48%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's Marine scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

Marine scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's UK scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

UK scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	72.5	72.5	80
Bonds	22.5	22.5	20
Cash	5.0	5.0	—
Total	100	100	100